Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Registrant Name	PEAR TREE FUNDS
Entity Central Index Key	0000722885
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2021
Document Effective Date	Aug. 31, 2021
Prospectus Date	Aug. 31, 2021
Pear Tree Essex Environmental Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	GEOSX
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares
Prospectus:
Trading Symbol	EEOFX
Pear Tree Essex Environmental Opportunities Fund | R6 Shares
Prospectus:
Trading Symbol	GEORX